TIAA-CREF Funds	Supplement

TIAA-CREF International Funds

TIAA-CREF Quant International Small-Cap Equity Fund

SUPPLEMENT NO. 1

dated August 17, 2020, to the Summary Prospectus dated March 1, 2020

SUPPLEMENT NO. 2

dated August 17, 2020, to the Statutory Prospectus dated March 1, 2020, as supplemented through March 18, 2020

Effective immediately, the portfolio management team of the TIAA-CREF Quant International Small-Cap Equity Fund has changed. Antonio Ramos and Steve Rossiello are each no longer portfolio managers of the TIAA-CREF Quant International Small-Cap Equity Fund. Max Kozlov has become the portfolio manager of the TIAA-CREF Quant International Small-Cap Equity Fund. Accordingly, effectively immediately, the following hereby replaces in its entirety the entry for the TIAA-CREF Quant International Small-Cap Equity Fund in the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” beginning on page 8 of the Summary Prospectus and page 47 of the Statutory Prospectus for the TIAA-CREF Quant International Small-Cap Equity Fund:

Portfolio Manager. The following person is primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Max Kozlov, CFA
Title:	Managing Director
Experience on Fund:	since 2020

The following hereby replaces in its entirety the entry for the TIAA-CREF Quant International Small-Cap Equity Fund in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 100 of the Statutory Prospectus for the TIAA-CREF Quant International Small-Cap Equity Fund:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Max Kozlov, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2015 to Present (quantitative equity research and domestic portfolio management); BlackRock—2002 to 2015 (quantitative equity research and portfolio management for domestic large-cap portfolios, hedge funds and ETFs)	2015	1997	2020

A40899 (8/20)